Statutory Reserve and Paid-In Capital	12 Months Ended
Dec. 31, 2024
Statutory Reserve and Paid-In Capital [Abstract]
STATUTORY RESERVE AND PAID-IN CAPITAL

NOTE 16 — STATUTORY RESERVE AND PAID-IN CAPITAL

The statutory reserve represents restricted retained earnings. The Company’s Chinese subsidiary is required to transfer 10% of their net income, as determined under PRC accounting rules and regulations, to a statutory reserve fund until such reserve balance reaches 50% of the Company’s registered capital. The registered share capital of the Company’s Chinese subsidiary was HKD 115,000,000 and its maximum reserve balance was HKD 57,500,000 as of December 31, 2024 and 2023.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiary’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiary was US$2,253,177 (RMB 15,408,737) and US$2,120,769 (RMB 14,455,965) as of December 31, 2024 and 2023, respectively.